January 13, 2014

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	RidgeWorth Funds (the “Registrant”)

File Nos. 033-45671 and 811-06557

Ladies and Gentlemen:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, and on behalf of the Registrant, please find attached for filing definitive proxy materials comprising a Schedule 14A Information Sheet, the President’s letter, Notice of Special Meeting, Proxy Statement, and Form of Proxy Card, filed as definitive additional materials. No filing fee is required for the attached materials. Proxy materials will be mailed to shareholders of the Registrant, on or about January 20, 2014 in connection with a special meeting scheduled to be held on March 12, 2014.

On January 8, 2014, Catherine Gordon of the Securities and Exchange Commission (the “Commission”) provided oral comments to Joseph M. O’Donnell of the Registrant, with respect to the Registrant’s preliminary proxy solicitation materials filed with the Commission on December 30, 2013. The Registrant’s responses to the staff comments are also filed herewith, in form of a comment response letter, as correspondence.

Please contact the undersigned at (404) 566-2106 for questions or comments regarding this filing.

Very truly yours,

/s/ Joseph M. O’Donnell
Joseph M. O’Donnell

Enclosures

cc:	J. Short

F. Hayes